Schedule of consolidated financial statement (Details) (Parenthetical) - USD ($)	Feb. 17, 2025	Dec. 30, 2024	Jun. 30, 2025	Apr. 30, 2025
Description related to share subscribed	EHHL subscribed to 2,157,551 shares and Fortress subscribed to 350,000 shares in CKHP. Subsequently, on 16 April 2025, EHHL subscribed to an additional 2,491,449 shares in CKHP. As of the date of this report, CKHP is owned 93% by EHHL and 7% by Fortress.
Kent Ridge Healthcare Singapore Pte Ltd [Member]
Ownership percentage		100.00%	100.00%
Consideration		$ 1
Executive Director and Shareholder [Member]
Ownership percentage				100.00%